Investments in Affiliates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 22, 2023	Aug. 31, 2023 CNY (¥)	Jun. 28, 2022 shares	Dec. 31, 2018
Investments in Affiliates [Line Items]
Ordinary shares (in Shares) | shares							252,995,600
Aggregate consideration equity interests	4.46%	4.46%
Cash (in Yuan Renminbi)						¥ 11,513
Investee losses (in Yuan Renminbi)	¥ (1,317)	$ (185)	¥ (69,596)	¥ (20,573)
CN Finance [Member]
Investments in Affiliates [Line Items]
Other-than temporarily impairment amount (in Yuan Renminbi)			¥ 78,277	¥ 29,316
Cash (in Yuan Renminbi)	10,463
Investee losses (in Yuan Renminbi)
CN Finance [Member]
Investments in Affiliates [Line Items]
Equity interest, percentage							18.50%
CN Finance [Member] | Maximum [Member]
Investments in Affiliates [Line Items]
Equity interest, percentage							18.50%
CN Finance [Member] | Minimum [Member]
Investments in Affiliates [Line Items]
Equity interest, percentage							0.01%
HPH [Member]
Investments in Affiliates [Line Items]
Equity interest, percentage	4.46%				4.46%			4.46%
Puyi Fund [Member]
Investments in Affiliates [Line Items]
Equity interest, percentage	15.41%